Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Government authorities	$ 50,169	$ 70,332
Grants from the Authority		56,514
Other	5,129	7,051
Total	$ 55,298	$ 133,897